Finance Income and Costs - Details of Interest Expenses Included in Finance Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 29,917	₩ 25,736	₩ 66,188
Interest expense on debentures	247,105	217,475	224,144
Others	112,791	85,096	52,010
Interest expense	₩ 389,813	₩ 328,307	₩ 342,342